Business and Credit Concentrations (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Member] | Eternal Electronic Material (Guangzhou) Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.00%	29.50%
Accounts Receivable [Member] | Kurz Production (M) SDN BHD MY [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.70%
Accounts Receivable [Member] | Celplast Metallized Products Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.60%
Accounts Receivable [Member] | Leonhard Kurz Stiftung & Co. KG [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.40%
Raw Materials [Member] | Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	56.70%	36.40%	43.80%
Raw Materials [Member] | Jiangyin Huaxing Compound Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.10%	16.50%	11.00%